Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897

Pemberwick Fund
(the “Fund”)

Supplement dated May 20, 2025 to
the Statutory Prospectus and Statement of Additional Information
dated July 31, 2024

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Pemberwick Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Pemberwick Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus and
Statement of Additional Information